Vanguard S&P Mid-Cap 400 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (1.8%)
	Cable One Inc.	5,010	9,453
	New York Times Co. Class A	94,580	3,711
*	Yelp Inc. Class A	63,664	1,384
	World Wrestling Entertainment Inc. Class A	26,933	1,246
			15,794
Consumer Discretionary (14.5%)
	Pool Corp.	39,911	10,737
*	Etsy Inc.	118,115	9,565
	Gentex Corp.	252,173	6,668
*	Caesars Entertainment Corp.	556,393	6,337
*	Five Below Inc.	55,498	5,808
	Dunkin' Brands Group Inc.	82,584	5,275
*	Deckers Outdoor Corp.	27,888	5,090
	Polaris Inc.	57,321	5,006
	Churchill Downs Inc.	35,339	4,688
	Williams-Sonoma Inc.	53,383	4,442
	Wyndham Hotels & Resorts Inc.	94,872	4,358
*	Skechers U.S.A. Inc. Class A	133,493	4,181
	Service Corp. International	92,923	3,664
*	RH	16,286	3,532
	Marriott Vacations Worldwide Corp.	37,300	3,351
*	Murphy USA Inc.	28,823	3,346
*	Tempur Sealy International Inc.	45,293	2,955
*	Grubhub Inc.	51,051	2,897
*,1	Ollie's Bargain Outlet Holdings Inc.	30,528	2,792
*	Helen of Troy Ltd.	14,799	2,692
	Choice Hotels International Inc.	31,669	2,560
	Carter's Inc.	27,725	2,382
*,1	Eldorado Resorts Inc.	65,125	2,309
	Wendy's Co.	106,409	2,262
	Brunswick Corp.	39,846	2,192
	Toll Brothers Inc.	60,169	1,944
	Texas Roadhouse Inc. Class A	33,171	1,720
	Boyd Gaming Corp.	79,796	1,706
*	Visteon Corp.	19,786	1,425
	Aaron's Inc.	38,159	1,408
	Columbia Sportswear Co.	17,944	1,311
	KB Home	39,287	1,300
	Wyndham Destinations Inc.	38,884	1,237
	Papa John's International Inc.	14,063	1,095
	Six Flags Entertainment Corp.	39,178	900

		Shares	Market Value ($000)
*	Scientific Games Corp.	53,921	848
	Jack in the Box Inc.	11,535	773
*	WW International Inc.	24,111	576
			125,332
Consumer Staples (2.5%)
	Casey's General Stores Inc.	36,666	5,857
*	Boston Beer Co. Inc. Class A	9,187	5,188
[1]	Energizer Holdings Inc.	64,133	2,814
*	Post Holdings Inc.	30,472	2,653
	Sanderson Farms Inc.	19,653	2,595
	Lancaster Colony Corp.	9,664	1,483
*	Pilgrim's Pride Corp.	33,552	693
	Tootsie Roll Industries Inc.	7,930	282
			21,565
Energy (0.6%)
*	WPX Energy Inc.	414,635	2,351
	Cimarex Energy Co.	54,819	1,440
*	Matador Resources Co.	109,312	857
[1]	Murphy Oil Corp.	66,918	800
			5,448
Financials (8.6%)
	FactSet Research Systems Inc.	37,824	11,631
	Brown & Brown Inc.	233,105	9,371
	RenaissanceRe Holdings Ltd.	44,022	7,390
	SEI Investments Co.	125,813	6,822
	Primerica Inc.	41,230	4,685
	Alleghany Corp.	7,174	3,681
	Commerce Bancshares Inc.	56,860	3,624
	Essent Group Ltd.	102,974	3,403
	Eaton Vance Corp.	80,080	2,887
	First Financial Bankshares Inc.	86,667	2,656
	New York Community Bancorp Inc.	232,942	2,341
*	LendingTree Inc.	7,645	1,988
	RLI Corp.	25,059	1,979
	FirstCash Inc.	27,652	1,929
	SLM Corp.	210,419	1,595
	Stifel Financial Corp.	33,399	1,593
	Federated Hermes Inc. Class B	67,999	1,506
	Evercore Inc. Class A	27,276	1,503
	Bank of Hawaii Corp.	23,288	1,498
	Washington Federal Inc.	49,162	1,271
	CIT Group Inc.	44,398	805
			74,158
Health Care (15.7%)
*	Catalent Inc.	154,267	11,991
*	Masimo Corp.	48,905	11,747
	Bio-Techne Corp.	37,991	10,060
*	Charles River Laboratories International Inc.	48,685	8,747
	Chemed Corp.	15,959	7,637
*	Bio-Rad Laboratories Inc. Class A	15,508	7,619
*	Exelixis Inc.	302,890	7,484
*	PRA Health Sciences Inc.	63,049	6,526
*	Amedisys Inc.	32,153	6,175
*	Repligen Corp.	46,705	6,117
*	Penumbra Inc.	32,020	5,521
*	LHC Group Inc.	29,527	4,798
*	HealthEquity Inc.	70,659	4,379

		Shares	Market Value ($000)
*	Globus Medical Inc. Class A	76,731	4,193
*	ICU Medical Inc.	19,165	3,826
*	Syneos Health Inc.	62,083	3,786
	Hill-Rom Holdings Inc.	36,604	3,722
*	Integra LifeSciences Holdings Corp.	71,046	3,702
*	Haemonetics Corp.	32,335	3,547
	Encompass Health Corp.	46,200	3,384
*	Arrowhead Pharmaceuticals Inc.	99,791	3,217
*	NuVasive Inc.	33,743	2,045
*,1	Ligand Pharmaceuticals Inc.	16,454	1,671
*	LivaNova plc	24,586	1,315
*	Nektar Therapeutics Class A	56,122	1,218
	Cantel Medical Corp.	20,918	880
*	MEDNAX Inc.	32,635	507
			135,814
Industrials (18.0%)
*	Teledyne Technologies Inc.	36,355	13,601
	Nordson Corp.	51,004	9,607
	Graco Inc.	166,250	8,015
	Toro Co.	106,264	7,552
*	Trex Co. Inc.	58,152	6,985
*	Generac Holdings Inc.	62,344	6,937
	Carlisle Cos. Inc.	56,495	6,771
	Hubbell Inc. Class B	54,214	6,637
	Knight-Swift Transportation Holdings Inc. Class A	122,477	5,096
	Lincoln Electric Holdings Inc.	60,956	5,009
*	Mercury Systems Inc.	55,362	4,947
	Lennox International Inc.	23,069	4,933
*	FTI Consulting Inc.	37,511	4,519
*	Axon Enterprise Inc.	59,154	4,493
	Tetra Tech Inc.	54,413	4,293
	Woodward Inc.	56,212	3,855
	Donaldson Co. Inc.	80,742	3,831
	ITT Inc.	58,575	3,380
	Curtiss-Wright Corp.	31,066	3,116
	Landstar System Inc.	26,749	3,110
*	Clean Harbors Inc.	51,182	3,040
	Owens Corning	57,477	3,018
	Watsco Inc.	16,598	2,953
	Oshkosh Corp.	40,028	2,875
	Timken Co.	67,583	2,875
	MSA Safety Inc.	22,736	2,704
*	MasTec Inc.	60,115	2,353
*	Stericycle Inc.	39,968	2,191
	Brink's Co.	49,869	2,000
*	ASGN Inc.	32,106	1,977
	AGCO Corp.	33,119	1,829
	CoreLogic Inc.	35,671	1,768
	EMCOR Group Inc.	25,750	1,636
*	Kirby Corp.	31,075	1,594
	Herman Miller Inc.	58,854	1,355
	Valmont Industries Inc.	9,871	1,125
	Insperity Inc.	20,990	1,088
*	Colfax Corp.	37,511	1,053
	Werner Enterprises Inc.	20,308	939
	Deluxe Corp.	18,991	443
			155,503

		Shares	Market Value ($000)
Information Technology (21.9%)
*	Tyler Technologies Inc.	38,862	14,585
*	Fair Isaac Corp.	28,870	11,625
	Teradyne Inc.	167,048	11,196
*	Trimble Inc.	248,348	9,715
	Cognex Corp.	170,356	9,666
	Monolithic Power Systems Inc.	40,270	8,447
*	SolarEdge Technologies Inc.	48,458	6,876
*	WEX Inc.	43,154	6,390
*	CACI International Inc. Class A	24,962	6,260
	Universal Display Corp.	42,266	6,196
	MKS Instruments Inc.	54,338	5,740
*	Lumentum Holdings Inc.	76,956	5,642
*	Manhattan Associates Inc.	63,699	5,631
*	Ciena Corp.	95,607	5,283
*	Paylocity Holding Corp.	35,741	4,647
	Cabot Microelectronics Corp.	29,012	4,203
*	Cirrus Logic Inc.	57,615	4,176
*	Ceridian HCM Holding Inc.	60,279	4,151
	Jabil Inc.	138,482	4,143
*	PTC Inc.	53,881	4,115
*	Silicon Laboratories Inc.	43,236	4,050
*	J2 Global Inc.	46,147	3,613
*	Coherent Inc.	24,076	3,496
*	Enphase Energy Inc.	57,096	3,322
	KBR Inc.	141,268	3,313
*	ACI Worldwide Inc.	115,235	3,178
	Perspecta Inc.	137,075	3,039
	CDK Global Inc.	73,821	2,902
	Blackbaud Inc.	49,031	2,874
	LogMeIn Inc.	31,142	2,644
	MAXIMUS Inc.	35,076	2,526
	Littelfuse Inc.	15,297	2,486
	National Instruments Corp.	55,261	2,140
	Science Applications International Corp.	22,010	1,938
*	Semtech Corp.	33,679	1,791
*	LiveRamp Holdings Inc.	26,994	1,361
*	Synaptics Inc.	20,349	1,297
*	ViaSat Inc.	29,323	1,232
*	NCR Corp.	54,701	987
*	Teradata Corp.	43,739	936
	Sabre Corp.	131,071	914
*	CommVault Systems Inc.	20,543	831
			189,557
Materials (5.7%)
	Royal Gold Inc.	65,387	8,710
	Reliance Steel & Aluminum Co.	66,455	6,446
	RPM International Inc.	77,562	5,800
	Scotts Miracle-Gro Co.	39,496	5,631
	AptarGroup Inc.	38,233	4,259
	Steel Dynamics Inc.	105,254	2,795
	Eagle Materials Inc.	41,503	2,771
*	Ingevity Corp.	41,695	2,196
	NewMarket Corp.	4,785	2,087
	Louisiana-Pacific Corp.	84,304	1,990
	Valvoline Inc.	101,420	1,861
	Silgan Holdings Inc.	46,370	1,551
	Compass Minerals International Inc.	24,280	1,170

		Shares	Market Value ($000)
	Cabot Corp.	25,564	913
	Carpenter Technology Corp.	26,148	611
*	Allegheny Technologies Inc.	61,445	533
			49,324
Real Estate (8.6%)
	CyrusOne Inc.	73,347	5,453
	CoreSite Realty Corp.	40,180	5,015
	Camden Property Trust	53,091	4,861
	Cousins Properties Inc.	146,304	4,553
	EastGroup Properties Inc.	38,289	4,451
	Lamar Advertising Co. Class A	52,303	3,468
	Kilroy Realty Corp.	58,337	3,332
	STORE Capital Corp. Class A	166,144	3,213
	First Industrial Realty Trust Inc.	83,526	3,164
	Omega Healthcare Investors Inc.	98,018	3,052
	Douglas Emmett Inc.	103,523	3,039
	National Retail Properties Inc.	94,109	2,954
	Life Storage Inc.	28,368	2,765
	PS Business Parks Inc.	19,966	2,668
	Jones Lang LaSalle Inc.	24,660	2,525
	American Campus Communities Inc.	65,753	2,124
	Highwoods Properties Inc.	51,714	1,979
	Healthcare Realty Trust Inc.	61,328	1,883
	Brixmor Property Group Inc.	166,286	1,856
	Physicians Realty Trust	96,257	1,662
	Rayonier Inc.	57,973	1,377
	Hudson Pacific Properties Inc.	55,734	1,347
	Corporate Office Properties Trust	51,364	1,283
	Spirit Realty Capital Inc.	41,761	1,187
	EPR Properties	34,422	1,087
	Taubman Centers Inc.	26,243	1,085
	PotlatchDeltic Corp.	30,826	1,048
	Weingarten Realty Investors	53,064	949
	Urban Edge Properties	52,687	514
			73,894
Utilities (1.9%)
	Essential Utilities Inc.	118,332	5,178
	ONE Gas Inc.	26,282	2,207
	IDACORP Inc.	22,605	2,107
	Hawaiian Electric Industries Inc.	52,140	2,057
	MDU Resources Group Inc.	83,896	1,826
	Black Hills Corp.	28,793	1,777
	PNM Resources Inc.	39,703	1,621
			16,773
Total Common Stocks (Cost $832,215)			863,162

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3]	Vanguard Market Liquidity Fund (Cost $5,227)	0.307%	52,277	5,228
Total Investments (100.4%) (Cost $837,442)				868,390
Other Assets and Liabilities-Net (-0.4%)[3,4]				(3,861)
Net Assets (100.0%)				864,529
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,352,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $4,465,000 was received for securities on loan.
4	Cash of $97,000 has been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2020	6	1,057	60

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2020, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.